Consolidated Statements of income (loss) and Comprehensive income (loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025 [1]
Statement of comprehensive income [abstract]
Revenue	$ 342,424	$ 319,858
Excise taxes	(21,831)	(30,947)
Net revenue	320,593	288,911
Cost of sales	161,819	144,085
Gross profit before fair value adjustments	158,774	144,826
Loss on changes in fair value of inventory and biological assets sold	138,255	131,985
Gain on changes in fair value of biological assets	(116,131)	(168,111)
Gross profit (loss)	136,650	180,952
Operating expenses
General and administration	106,567	91,323
Sales and marketing	59,641	56,170
Business development costs	1,975	3,435
Research and development	4,022	3,676
Depreciation and amortization	3,814	2,984
Share-based compensation	7,293	12,930
Operating expenses	183,312	170,518
Other income (expenses)
Interest and other income	5,847	10,314
Finance and other costs	(1,809)	(2,515)
Foreign exchange gain (loss)	1,341	11,659
Other gains (losses)	720	2,099
Impairment of property, plant and equipment	(2,775)	(696)
Impairment of intangible assets and goodwill	(13,186)	0
Other income (expenses)	(9,862)	20,861
Income (loss) before income tax recovery (expense)	(56,524)	31,295
Income tax recovery (expense)
Current	(2,040)	(7,397)
Deferred, net	(55)	3,152
Income tax recovery (expense)	(2,095)	(4,245)
Net income (loss) from continuing operations	(58,619)	27,050
Net loss from discontinued operations, net of tax	(77,345)	(25,459)
Net income (loss)	(135,964)	1,591
Other comprehensive income (loss) that may be reclassified to net income (loss)
Foreign currency translation gain (loss)	1,614	(9,150)
Total other comprehensive income (loss)	1,614	(9,150)
Comprehensive income (loss) from continuing operations	(57,005)	17,900
Comprehensive income (loss) from discontinued operations	(77,345)	(25,459)
Comprehensive income (loss)	(134,350)	(7,559)
Net income (loss) from continuing operations attributable to:
Aurora Cannabis Inc.	(58,619)	27,050
Non-controlling interests	0	0
Net income (loss) from discontinued operations attributable to:
Aurora Cannabis Inc.	(63,141)	(24,782)
Non-controlling interests	(14,204)	(677)
Comprehensive income (loss) attributable to:
Aurora Cannabis Inc.	(120,146)	(6,882)
Non-controlling interests	$ (14,204)	$ (677)
Net income (loss) per share - basic
Basic, continuing operations (in CAD per share)	$ (1.03)	$ 0.49
Basic, discontinued operations (in CAD per share)	(1.11)	(0.45)
Basic income (loss) per share (in CAD per share)	(2.14)	0.04
Net income (loss) per share - Diluted
Diluted, continuing operations (in CAD per share)	(1.03)	0.49
Diluted, discontinued operations (in CAD per share)	(1.11)	(0.45)
Diluted income (loss) per share (in CAD per share)	$ (2.14)	$ 0.04

[1]	Adjusted for discontinued operations (Note 6).